Share-Based Compensation - Share-Based Compensation Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Compensation Related Costs [Abstract]
Total expense, pre-tax	$ 90.2	$ 101.0	$ 99.8
Tax benefit related to awards	7.7	8.7	16.7
Total expense, net of tax	$ 82.5	$ 92.3	$ 83.1